UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04710

Exact name of registrant as specified in charter:	The Asia Pacific Fund, Inc.

Address of principal executive offices:	48 Wall Street, 22nd Floor New York, NY 10005

Name and address of agent for service:	Frank J. Maresca AST Fund Solutions, LLC 48 Wall Street, 22nd Floor New York, NY 10005

Registrant’s telephone number, including area code:	212-269-5500

Date of fiscal year end:	03/31/2017

Date of reporting period:	06/30/2016

Item 1. Schedule of Investments

The Asia Pacific Fund, Inc.
Schedule of Investments
as of June 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS — 86.8%
CHINA (INCLUDING HONG KONG and MACAU SAR) — 61.1%
Agricultural Bank of China Ltd. (Class "H" Shares) (Banking)	3,054,000	$1,122,115
Anhui Conch Cement Co. Ltd. (Class "H" Shares) (Materials)	164,000	397,081
BAIC Motor Corp. Ltd. (Class "H" Shares) (Consumer Discretionary)	1,027,000	724,269
Bank of China Ltd. (Class "H" Shares) (Banking)	3,993,000	1,604,818
Belle International Holdings Ltd. (Consumer Discretionary)	1,619,000	952,885
BOC Hong Kong Holdings Ltd. (Banking)	653,500	1,969,227
Cheung Kong Property Holdings Ltd. (Real Estate)	127,656	804,316
China Construction Bank Corp. (Class "H" Shares) (Banking)	5,341,000	3,560,514
China High Speed Transmission Equipment Group Co. Ltd. (Industrials)	2,256,000	1,817,567
China Life Insurance Co. Ltd. (Class "H" Shares) (Insurance)	1,365,000	2,943,107
China Lilang Ltd. (Consumer Discretionary)	2,315,000	1,477,117
China Machinery Engineering Corp. (Class "H" Shares) (Industrials)	894,000	584,580
China Overseas Land & Investment Ltd. (Real Estate)	1,212,000	3,863,676
China Power International Development Ltd. (Utilities)	4,616,000	1,703,935
China Resources Cement Holdings Ltd. (Materials)	1,766,000	569,335
China Resources Power Holdings Co. Ltd. (Utilities)	1,084,622	1,627,747
China State Construction International Holdings Ltd. (Industrials)	1,560,000	2,069,918
China Zhongwang Holdings Ltd. (Materials)	1,699,200	759,552
Chongqing Changan Automobile Co. Ltd. (Class "B" Shares) (Consumer Discretionary)	1,155,285	1,618,304
Chow Sang Sang Holdings International Ltd. (Consumer Discretionary)	479,000	848,751
CIFI Holdings Group Co. Ltd. (Real Estate)	5,220,000	1,287,490
CK Hutchison Holdings Ltd. (Industrials)	175,656	1,932,297
Convenience Retail Asia Ltd. (Consumer Staples)	1,070,000	467,425
CSI Properties Ltd. (Real Estate)	30,750,000	1,093,533
Dalian Wanda Commercial Properties Co. Ltd. (Class "H" Shares) (Real Estate)	133,800	828,080
Dongfeng Motor Group Co. Ltd. (Class "H" Shares) (Consumer Discretionary)	442,000	465,891
EGL Holdings Co. Ltd. (Consumer Discretionary)	2,896,000	702,701
Far East Consortium International Ltd. (Real Estate)	3,135,938	993,270
Far East Horizon Ltd. (Financials)	1,248,000	974,739
FSE Engineering Holdings Ltd. (Industrials)	2,397,000	641,691
Goldpac Group Ltd. (Technology Hardware & Equipment)	1,007,000	284,073
Haitian International Holdings Ltd. (Industrials)	234,000	414,019
Hopefluent Group Holdings Ltd. (Real Estate)	4,560,000	1,217,849
Huadian Power International Corp. Ltd. (Class "H" Shares) (Utilities)	910,000	436,153
Hui Xian Real Estate Investment Trust (Real Estate Investment Trusts)	918,395	439,158
IT Ltd. (Consumer Discretionary)	348,000	103,706
Jiangnan Group Ltd. (Industrials)	9,962,000	1,600,113
Langham Hospitality Investments (Real Estate)	477,000	168,279
Lee & Man Chemical Co. Ltd. (Materials)	1,246,000	334,061
Longfor Properties Co. Ltd. (Real Estate)	2,445,000	3,189,992
Modern Beauty Salon Holdings Ltd. (Consumer Discretionary)	5,368,000	287,148
Oi Wah Pawnshop Credit Holdings Ltd. (Diversified Financials)	7,680,000	459,640
PetroChina Co. Ltd. (Class "H" Shares) (Energy)	6,404,000	4,413,882
Pico Far East Holdings Ltd. (Consumer Discretionary)	1,650,000	465,771
Qingdao Port International Co. Ltd. (Class "H" Shares) (Industrials)	3,592,000	1,636,462
Shimao Property Holdings Ltd. (Real Estate)	411,500	523,183
Sino Land Co. Ltd. (Real Estate)	28,235	46,489
Sinomax Group Ltd. (Consumer Discretionary)	4,264,000	533,831
Sinopec Engineering Group Co. Ltd. (Class "H" Shares) (Industrials)	2,523,500	2,289,824
SITC International Holdings Co. Ltd. (Industrials)	2,150,000	1,130,999
Skyworth Digital Holdings Ltd. (Consumer Discretionary)	2,920,025	2,409,436
SmarTone Telecommunications Holdings Ltd. (Telecommunication Services)	707,000	1,263,259
Spring Real Estate Investment Trust (Real Estate Investment Trusts)	1,145,000	497,968
Springland International Holdings Ltd. (Consumer Discretionary)	1,608,000	208,329
Sun Hung Kai Properties Ltd. (Real Estate)	93,000	1,122,407
Time Watch Investments Ltd. (Consumer Discretionary)	1,702,000	211,399
TK Group Holdings Ltd. (Industrials)	2,840,000	724,729

Schedule of Investments
as of June 30, 2016 (unaudited) (continued)

	Shares	Value
CHINA (INCLUDING HONG KONG and MACAU SAR) (cont'd.)
Wasion Group Holdings Ltd. (Technology Hardware & Equipment)	1,238,000	$662,018
Wonderful Sky Financial Group Holdings Ltd. (Consumer Discretionary)	2,344,000	604,231
Xinjiang Goldwind Science & Technology Co. Ltd. (Class "H" Shares) (Capital Goods)	443,000	609,440
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. (Class "H" Shares) (Information Technology)	1,100,000	1,249,719
Yangzijiang Shipbuilding Holdings Ltd. (Capital Goods)	1,737,800	1,165,555
Zhejiang Expressway Co. Ltd. (Class "H" Shares) (Industrials)	976,000	923,325
		72,032,378
INDONESIA — 2.3%
PT Bank Mandiri Persero Tbk (Banking)	1,664,900	1,204,813
PT Bank Pan Indonesia Tbk* (Banking)	4,442,100	260,151
PT Nusa Raya Cipta Tbk (Industrials)	1,482,800	68,735
PT Panin Financial Tbk* (Insurance)	19,532,500	312,084
PT Perusahaan Gas Negara Persero Tbk (Utilities)	4,879,500	870,050
		2,715,833
MALAYSIA — 1.3%
Mah Sing Group Bhd (Real Estate)	1,722,625	629,528
Signature International Bhd (Consumer Discretionary)	1,460,600	356,396
UOA Development Bhd (Real Estate)	751,300	408,123
ViTrox Corp. Bhd (Semiconductors & Semiconductor Equipment)	192,800	180,294
		1,574,341
PHILIPPINES — 0.8%
Leisure & Resorts World Corp. (Consumer Discretionary)	1,593,200	261,138
Premium Leisure Corp. (Consumers Services)	10,364,000	260,408
Semirara Mining and Power Corp. (Energy)	181,540	484,445
		1,005,991
SINGAPORE — 5.3%
AIMS AMP Capital Industrial REIT (Real Estate Investment Trusts)	534,356	553,356
Asian Pay Television Trust (Consumer Discretionary)	961,300	379,117
CapitaLand Commercial Trust Ltd. (Real Estate Investment Trusts)	439,800	483,727
CapitaLand Retail China Trust (Real Estate Investment Trusts)	346,868	387,175
Croesus Retail Trust (Real Estate Investment Trusts)	1,327,087	803,692
DBS Group Holdings Ltd. (Banking)	176,986	2,086,828
Ezion Holdings Ltd.* (Energy)	1,285,100	501,972
Frasers Commercial Trust (Real Estate Investment Trusts)	686,600	651,103
Mapletree Greater China Commercial Trust (Real Estate Investment Trusts)	79,400	59,732
Mapletree Logistics Trust (Real Estate Investment Trusts)	460,600	342,929
		6,249,631
SOUTH KOREA — 9.3%
BGF retail Co. Ltd. (Consumer Staples)	3,523	655,964
Binggrae Co. Ltd. (Consumer Staples)	1,959	115,533
Dongbu Insurance Co. Ltd. (Insurance)	32,657	1,965,642
GS Retail Co. Ltd. (Consumer Staples)	40,964	1,947,870
Korea Electric Power Corp. (Utilities)	43,740	2,296,000
Korea Ratings Corp. (Diversified Financials)	2,615	93,535
Macquarie Korea Infrastructure Fund (Diversified Financials)	73,296	558,041
Maeil Dairy Industry Co. Ltd. (Consumer Staples)	13,932	530,150
Nong Woo Bio Co. Ltd. (Consumer Staples)	10,312	230,192
Sekonix Co. Ltd. (Technology Hardware & Equipment)	9,730	145,906
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	66,566	1,894,268
SK Innovation Co. Ltd. (Energy)	4,332	533,764
		10,966,865
TAIWAN — 3.8%
Basso Industry Corp. (Consumer Discretionary)	91,000	259,187

Schedule of Investments
as of June 30, 2016 (unaudited) (continued)

	Shares	Value
TAIWAN (cont'd.)
Farglory Land Development Co. Ltd. (Real Estate)	338,000	$391,306
Johnson Health Tech Co. Ltd. (Consumer Discretionary)	157,825	232,201
Largan Precision Co. Ltd. (Information Technology)	22,000	2,034,631
Mega Financial Holding Co. Ltd. (Banking)	1,032,410	780,886
Mercuries Life Insurance Co. Ltd. (Insurance)	434,653	195,001
Superalloy Industrial Co. Ltd. (Consumer Discretionary)	104,955	553,925
		4,447,137
THAILAND — 2.9%
AP Thailand PCL (Real Estate)	3,398,500	712,650
AP Thailand PCL, NVDR (Real Estate)	213,100	44,686
Bangchak Petroleum PCL (The) (Energy)	1,318,700	1,205,389
Hana Microelectronics PCL (Technology Hardware & Equipment)	623,100	525,198
Namyong Terminal PCL (Industrials)	75,400	29,218
SPCG PCL (Utilities)	451,100	262,204
Supalai PCL (Real Estate)	895,800	610,803
		3,390,148
Total common stocks (cost $112,176,259)		102,382,324
PARTICIPATORY NOTES †— 3.3%
	Units
CHINA (INCLUDING HONG KONG and MACAU SAR)
Gree Electric Appliances, Inc. of Zhuhai (Class "A" Shares), expiring 08/18/16(a) (Consumer Durables & Apparel)	519,747	1,516,883
Gree Electric Appliances, Inc. of Zhuhai (Class "A" Shares), expiring 01/16/17(a) (Consumer Durables & Apparel)	26,700	77,924
Gree Electric Appliances, Inc. of Zhuhai (Class "A" Shares), expiring 03/10/17(a) (Consumer Durables & Apparel)	195,900	571,734
Midea Group Ltd. (Class "A" Shares), expiring 12/22/16 (Consumer Durables & Apparel)	263,400	945,825
Midea Group Ltd. (Class "A" Shares), expiring 03/08/17 (Consumer Durables & Apparel)	125,250	449,752
Midea Group Ltd. (Class "A" Shares), expiring 04/25/17 (Consumer Durables & Apparel)	111,000	398,582
Total participatory notes (cost $3,831,790)		3,960,700
PREFERENCE SHARES — 7.2%
	Shares
SOUTH KOREA
Amorepacific Corp. (Consumer Staples)	9,277	2,002,836
CJ CheilJedang Corp. (Consumer Staples)	2,002	360,889
LG Corp. (Industrials)	52,161	1,949,417
Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	1,192	1,229,652
Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	19,417	2,944,551
Total preference shares (cost $6,101,041)		8,487,345
WARRANTS(b)* — 0.1%
	Units
MALAYSIA — 0.1%
Mah Sing Group Bhd, expiring 02/21/20 (Real Estate)	423,637	13,661
Signature International Bhd, expiring 04/21/21 (Consumer Discretionary)	365,150	26,266
		39,927
SINGAPORE
Ezion Holdings Ltd., expiring 04/24/20 (Energy)	257,020	29,001
Total warrants (cost $0)		68,928

Schedule of Investments
as of June 30, 2016 (unaudited) (continued)

	Shares	Value
Total long-term investments (cost $122,109,090)		$114,899,297
SHORT-TERM INVESTMENT 0.6%
MONEY MARKET MUTUAL FUND
JPMorgan Prime Money Market Fund/Premier (cost $701,084)	701,084	701,084
Total Investments — 98.0% (cost $122,810,174)(c)		115,600,381
Other assets in excess of liabilities 2.0%		2,358,087
NET ASSETS 100.0%		$117,958,468

The following abbreviations are used in the quarterly Schedule of Investments:

L1 Level 1
L2 Level 2
NVDR Non-Voting Depository Receipt
REIT Real Estate Investment Trust
†	Participatory notes represented 3.3% of net assets, of which the Fund attributed 3.3% to BOCI Financial Products Limited as the counterparty to the securities.
*	Non-income producing security.
(a)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $2,166,541 and 1.8% of net assets.
(b)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of June 30, 2016.
(c)	The United States federal income tax basis of the Fund’s investments and net unrealized depreciation as of June 30, 2016 were as follows:

Tax Basis	$123,271,024
Appreciation	6,967,664
Depreciation	(14,638,307)
Net Unrealized Depreciation	$(7,670,643)

The book basis may differ from tax basis due to certain tax-related adjustments.

The Asia Pacific Fund, Inc.
Schedule of Investments
as of June 30, 2016 (unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2016 were as follows:

Real Estate	15.2%
Industrials	15.1
Consumer Discretionary	11.5
Banking	10.7
Insurance	7.1
Energy	6.1
Utilities	6.1
Consumer Staples	5.4
Real Estate Investment Trusts	3.6
Consumer Durables & Apparel	3.4
Information Technology	2.8
Technology Hardware & Equipment	2.4
Semiconductors & Semiconductor Equipment	1.8
Materials	1.7
Capital Goods	1.5
Telecommunication Services	1.1
Diversified Financials	0.9
Financials	0.8
Money Market Mutual Fund	0.6
Consumer Services	0.2
98.0
Other assets in excess of liabilities	2.0
100.0%

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to the Investment Manager, Value Partners Hong Kong Limited. Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks and preference shares, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common stocks and preference shares traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common stocks and preference shares discussed above.

Investments in open end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in foreign currency are translated into U.S. dollars at the current rates of exchange.

Fair Value:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1--quoted prices generally in active markets for identical securities.
Level 2--quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3--unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
China (including Hong Kong and Macau SAR)	$1,086,980	$70,945,398	$—
Indonesia	—	2,715,833	—
Malaysia	588,417	985,924	—
Philippines	—	1,005,991	—
Singapore	553,356	5,696,275	—
South Korea	93,535	10,873,330	—
Taiwan	—	4,447,137	—
Thailand	—	3,390,148	—
Participatory Notes
China (including Hong Kong and Macau SAR)	—	1,794,159	2,166,541
Preference Shares
South Korea	—	8,487,345	—
Warrants
Malaysia	39,927	—	—
Singapore	29,001	—	—
Money Market Mutual Fund	701,084	—	—
Total	$3,092,300	$110,341,540	$2,166,541

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

Participatory Notes
Balance as of 3/31/16	$2,225,498
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)*	(58,957)
Purchases	-
Sales	-
Accrued discount/premium	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 6/30/16	$2,166,541

*	Of which, $(58,957) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of June 30, 2016	Valuation Methodology	Unobservable Inputs
Participatory Notes	$2,166,541	Stale Pricing	Stale underlying security price

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$88,416,721	L1 to L2	Official Close to Model Price
Preference Shares	$8,478,822	L1 to L2	Official Close to Model Price

New Accounting Pronouncements:

In May 2015, the FASB issued ASU No. 20X5-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value (“NAV”) per Share (or Its Equivalent).” The amendments in ASU No. 20X5-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments — Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”). ASU 2016-01 affects accounting for equity investments and financial liabilities where the fair value option has been elected. ASU 2016-01 requires an entity to measure equity investments at fair value through net income. ASU 2016-01 is effective for fiscal years beginning after December 15, 2017. The Fund is currently evaluating the impact on its financial statements.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)
It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)
There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Asia Pacific Fund, Inc.

By (Signature and Title)*	/s/ Hoyt M. Peters
Hoyt M. Peters
Secretary

Date  August 11, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Raymond Tam
Raymond Tam
President and Principal Executive Officer

Date August 11, 2016

By (Signature and Title)*	/s/ Frank J. Maresca
Frank J. Maresca
Treasurer and Principal Financial Officer

Date August 11, 2016

*	Print the name and title of each signing officer under his or her signature.